ACAP Strategic Fund

350 Madison Avenue, 9th Floor
New York, New York 10017

NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

February 15, 2013

Dear ACAP Strategic Fund Shareholder:

ACAP Strategic Fund (the “Fund”) offers to repurchase a certain percentage of its shares of beneficial interest (“Shares”) each quarter. We want to notify you of the next opportunity to have your Shares repurchased. Please disregard this notice if you do not wish to tender your Shares to the Fund.

Until March 15, 2013, you are entitled to request that the Fund repurchase Shares you own. If you wish to do so, you should submit your request through your financial advisor, who can handle all the details for you. Your financial advisor may charge you a fee for this service. Please note that if the number of Shares tendered for repurchase by all Fund investors (“Shareholders”) exceeds the number authorized for repurchase, repurchases may be made on a pro rata basis, as more fully described in the attached document.

Page 3 of the attached document contains a Repurchase Request Form. Your Repurchase Request Form must be received in proper order no later than March 15, 2013 for it to be honored, and your request will be executed at the Fund’s closing net asset value per share on March 29, 2013. The Repurchase Request Form must be returned to your financial advisor only. Repurchase Request Forms should NOT be sent directly to the Fund.

You do not need to take any action if you do not wish to tender your Shares.

All requests to tender Shares must be received by your financial advisor in good order by 4:00 p.m. New York Time on March 15, 2013.

If you have questions about tendering your Shares, please contact your financial advisor or refer to the enclosed Repurchase Offer that describes the process in detail.

Sincerely,

ACAP Strategic Fund

ACAP Strategic Fund

350 Madison Avenue, 9th Floor
New York, New York 10017

February 15, 2013

1. The Offer. ACAP Strategic Fund (the “Fund”) is offering to repurchase up to twenty-five percent (25%) of its shares of beneficial interest (“Shares”) issued and outstanding as of February 6, 2013, at a share price equal to the net asset value per share (“NAV”) on March 29, 2013 (the “Repurchase Offer”). The Repurchase Offer is made upon the terms and conditions stated in this Repurchase Offer Document, the accompanying Letter of Transmittal (and the repurchase request form attached thereto) and the Fund’s prospectus. The purpose of the Repurchase Offer is to provide liquidity to the Fund’s investors (“Shareholders”), because no secondary market exists for the Fund’s Shares.

2. Net Asset Value. The Fund’s NAV as of the close of business on February 8, 2013 was $11.58 per share. Since the Fund’s NAV may fluctuate, please contact your financial advisor for the Fund’s latest NAV information.

3. Repurchase Request Deadline. The Fund must receive your properly completed Repurchase Request Form on or before March 15, 2013 at 4:00 p.m. New York Time (the “Repurchase Request Deadline”). The Letter of Transmittal (and repurchase request form) must be returned to your financial advisor only. Letters of Transmittal should NOT be sent directly to the Fund. You may withdraw or modify your repurchase request at any time prior to that date and time.

4. Repurchase Pricing Date. The Fund will repurchase Shares at NAV as of the close of business on March 29, 2013 (the “Repurchase Pricing Date”). Please be aware that NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date.

5. Payment for Shares Repurchased. Repurchase proceeds will be credited to your brokerage account no later than April 5, 2013, seven days after the Repurchase Pricing Date.

6. Increase in Number of Shares Repurchased: Pro Rata Repurchase. If share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may (i) repurchase tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to two percent (2%) of the Fund’s outstanding Shares. If the Fund increases the percentage to be repurchased but the share repurchase requests still exceed the number of Shares in the Fund’s expanded offer, the Fund may repurchase tendered Shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to fulfill your entire request even if you tender all Shares held in your account. In this event, you may be unable to liquidate some of your investment, and you would have to wait until a later date to tender the Shares that the Fund was unable to repurchase. Until such later date, you may be subject to the risk of NAV fluctuations.

7. Withdrawal of Shares to be Repurchased. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m. New York Time on March 15, 2013 by submitting written notice thereof to your financial advisor.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone its offer in limited circumstances, and only by vote of a majority of the Fund’s Board of Trustees, including a majority of the independent Trustees. These circumstances are limited and may include the following:

(a)	if the repurchase of Shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended;

(b)	for any period during which the New York Stock Exchange (the “NYSE”) or any other market in which the portfolio securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)	for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)	for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

You will be notified if the Fund suspends or postpones the offer, and will be notified again if the Fund resumes its offer.

9. Tax Consequences. You should consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of share repurchases. Shares tendered pursuant to the Fund’s offer will be treated as a taxable sale of the Shares. Any gain or loss you recognize will be treated as a short-term capital gain or loss if you held your Shares less than twelve months, and as a long-term capital gain or loss if you held your shares for more than twelve months.

10. Documents in Proper Form. The Fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests. The Fund reserves the absolute right to reject any or all eligible repurchase requests or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund’s counsel, doing so would be unlawful. The Fund also reserves the absolute right to waive any of the offer’s conditions or any defect in any repurchase request. The Fund’s determinations and interpretations of the terms and conditions of the offer shall be final and binding. Unless waived, any defects in a repurchase request must be corrected within a time period set by the Fund. A repurchase request will not be considered eligible until any defects have been corrected or waived.

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11. Repurchase Offer Consequences; Expenses. Repurchases of Shares will have the effect of decreasing the size of the Fund and increasing both the proportionate interest in the Fund of shareholders who do not tender Shares and the Fund’s expenses as a percentage of average net assets. A reduction in the aggregate assets of the Fund may result in investors who do not tender Shares bearing higher costs to the extent that certain expenses borne by the Fund are relatively fixed and may not decrease if assets decline. Further, interest on any borrowings to finance Share repurchase transactions may reduce the Fund’s returns. These effects may be reduced or eliminated to the extent that additional subscriptions for Shares are made from time to time.

12. Record Date. This repurchase offer is made to holders of record of the Fund’s Shares as of February 6, 2013.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. THE FUND HAS NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE FUND’S PROSPECTUS.

FOR THE FUND’S LATEST NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND’S PROSPECTUS, PLEASE CONTACT YOUR FINANCIAL ADVISOR.

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LETTER OF TRANSMITTAL

Regarding Interests

In

ACAP STRATEGIC FUND

REPURCHASE OFFER PURSUANT TO RULE 23c-3
Dated February 15, 2013

THE OFFER AND WITHDRAWAL RIGHTS WILL

EXPIRE AT, AND THIS LETTER OF
TRANSMITTAL MUST BE RECEIVED BY YOUR
FINANCIAL ADVISOR BY, 4:00 P.M., NEW YORK
TIME, ON FRIDAY, MARCH 15, 2013, UNLESS THE
OFFER IS EXTENDED.

Complete The Last Pages Of This Letter Of Transmittal And
Fax
Or Mail To Your Financial Advisor.

For additional information, please contact your
financial advisor.

If you are not interested in selling your Shares at this time, please disregard this Notice.

Ladies and Gentlemen:

The undersigned hereby tenders to ACAP Strategic Fund, a closed-end, non-diversified, management investment company organized under the laws of the State of Delaware (the “Fund”), the shares of beneficial interest (“Shares”) or portion thereof held by the undersigned, described and specified below, on the terms and conditions set forth in the Repurchase Offer dated February 15, 2013, receipt of which is hereby acknowledged, and in this Letter of Transmittal (which together constitute the “Offer”). The Offer is subject to all the terms and conditions set forth in the Repurchase Offer, including, but not limited to, the absolute right of the Fund to reject any and all tenders determined by it, in its sole discretion, not to be in the appropriate form.

The undersigned hereby sells to the Fund the Shares or portion thereof tendered hereby pursuant to the Offer. The undersigned hereby warrants that the undersigned has full authority to sell the Shares or portion thereof tendered hereby and that the Fund will acquire good title thereto, free and clear of all liens, charges, encumbrances, conditional sales agreements or other obligations relating to the sale thereof, and not subject to any adverse claim, when and to the extent the same are purchased by it. Upon request, the undersigned will execute and deliver any additional documents necessary to complete the sale in accordance with the terms of the Offer.

The undersigned recognizes that under certain circumstances set forth in the Repurchase Offer, the Fund may not be required to purchase any of the Shares or portions thereof tendered hereby. The undersigned recognizes that, if the Offer is oversubscribed, not all of the undersigned’s Shares will be purchased.

The undersigned acknowledges that the method of delivery of any documents is at the election and the complete risk of the undersigned. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund shall determine. Tenders will not be deemed to have been made until the defects or irregularities have been cured or waived.

All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and the obligation of the undersigned hereunder shall be binding on the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in Section 7 of the Repurchase Offer, this tender is irrevocable.

The Repurchase Offer period will begin on February 15, 2013, and end on March 15, 2013. All requests to tender Shares must be received in good order by your financial advisor by 4:00 p.m. New York Time on March 15, 2013. Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., New York Time on March 15, 2013, by submitting a written notice to your financial advisor.

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Repurchase Request Form
ACAP Strategic Fund

This form must be returned to your financial advisor in proper order on or before March 15, 2013, at 4:00 p.m. New York Time if you wish to tender shares of ACAP Strategic Fund. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m. New York Time on March 15, 2013. If you have any questions regarding this form, please contact your financial advisor.

Name and address of registered shareholder(s):

Registered Shareholder:

Street Address:

City, State and Zip Code:

Account Number:

Social Security Number:

Daytime Telephone Number:

Please provide a phone number where you can be reached if there are any questions about your request.

Section I.	Share Repurchase

I/We request that ACAP Strategic Fund repurchase my/our fund shares at their net asset value on the Repurchase Pricing Date as follows:

A.	___ Partial Repurchase:

Please repurchase _____________ shares from my/our account.

Or

Please repurchase $____________ worth of shares from my/our account.

B.	___ Full Repurchase:

Please repurchase all shares from my/our account.

Kindly note that the Repurchase Request Form must be returned to your financial advisor only.

Repurchase Request Forms should NOT be sent directly to the Fund.

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SECTION II.	PAYMENT

Proceeds of your tender will be credited to your brokerage account.

SECTION III.	SIGNATURE

Please sign below and note the following important points:

Your signature(s) below must correspond exactly with the name(s) in which the shares are registered.

If the shares are held by two or more joint holders, all must sign.

If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:

_________________________________________________________

Date: __________________

_________________________________________________________

Date: __________________

Kindly note that the Repurchase Request Form must be returned to your financial advisor only.

Repurchase Request Forms should NOT be sent directly to the Fund.

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